Accounts Receivable, net - Schedule of Accounts Receivable Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the fiscal year	$ 170	$ 160	$ 145
Charges to net sales and selling, general and administrative expenses	380	196	229
Deductions	(318)	(185)	(203)
Write offs	(10)	(1)	(11)
Balance at the end of the fiscal year	$ 222	$ 170	$ 160